CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net income (loss)	$ 27,222	$ 14,008	$ (101,042)
Unrealized losses from hedging financial instruments
Unrealized loss on interest rate swaps, net	(18,641)	(9,693)	(3,355)
Comprehensive income (loss)	8,581	4,315	(104,397)
Less: comprehensive (income) loss attributable to the non-controlling interest	(3,220)	1,118	1,839
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 5,361	$ 5,433	$ (102,558)